Discontinued operations	12 Months Ended
Dec. 31, 2024
Discontinued operations
Discontinued operations

12   Discontinued operations

On November 13, 2023, the Company entered into the Share purchase Agreement with Lufax Holding Ltd (the Purchaser, “Lufax”), pursuant to which the Company conditionally agreed to sell, and the Purchaser conditionally agreed to acquire Ping An OneConnect Bank (Hong Kong) Limited (“OneConnect Bank”) through transferring the entire issued share capital of the Jin Yi Tong Limited (the “Disposal Company”, a company indirectly holds 100% of the issued share capital of OneConnect Bank through its 100% owned subsidiary Jin Yi Rong Limited) at a consideration of HK$933,000,000 in cash, subject to the terms and conditions of the Share Purchase Agreement. The transaction was approved by shareholders of the Company through an extraordinary general meeting held on January 16, 2024 and was completed on April 2, 2024. Upon closing, the Company ceased to hold any interest in the Disposal Company. Accordingly, the Disposal Company, Jin Yi Rong Limited and OneConnect Bank and any company that is directly or indirectly controlled by OneConnect Bank (the “Disposal Group”) ceased to be subsidiaries of the Company and will no longer be consolidated into the consolidated financial statements of the Group. The Disposal Group was reported in the current year as discontinued operations and the comparative information of consolidated statement of comprehensive income has been restated accordingly. Financial information relating to the discontinued operations for the period to the date of disposal is set out below.

(a)	Financial performance and cash flow information

The financial performance and cash flow information presented are for the period from January 1, 2024 to the date of disposal (2024 column) and the year ended December 31, 2023 (2023 column) and 2022 (2022 column).

	2022	2023	2024
	RMB’000	RMB’000	RMB’000

Revenue	106,540	145,917	44,295
Cost of revenue	(53,632)	(122,529)	(38,404)
Expenses	(174,230)	(163,581)	(46,549)
Net impairment losses on financial and contract assets	(10,616)	(13,406)	(10,856)
Other income, gains or loss – net	(544)	2,672	956
Finance costs – net	(354)	(446)	(80)
Loss after income tax of discontinued operations	(132,836)	(151,373)	(50,638)
Gain on sale of subsidiaries after income tax (see note (b) below)	—	—	260,137
(Loss)/Profit from discontinued operations	(132,836)	(151,373)	209,499

Exchange differences on translation of discontinued operations	43,504	9,624	177
Changes in the fair value of debt instruments measured at fair value through other comprehensive income of discontinued operations	5,324	500	6,056
Disposal of subsidiaries	—	—	18,237
Total comprehensive (loss)/income from discontinued operations	(84,008)	(141,249)	233,969

Net cash used in operating activities	(95,380)	(364,532)	(3,286)
Net cash (used in)/generated from investing activities	(444,564)	114,633	(112,210)
Net cash generated from/(used in) financing activities	253,464	(5,392)	(1,417)
Net decrease in cash and cash equivalents	(286,480)	(255,291)	(116,913)

12Discontinued operations (Continued)

(b)	Details of the sale of the Disposal Group

2024
RMB’000

Cash consideration received, less transaction cost paid	839,087
Less: Cash and bank balances disposed of	(115,916)
Net cash inflow from disposal	723,171

Cash consideration received, less transaction cost paid	839,087
Carrying amount of net assets sold	(560,713)
Gain on sale before income tax and reclassification reserve	278,374
Reclassification of foreign currency translation reserve	(30,180)
Reclassification of fair value change reserve	11,943
Income tax expenses on gain	—
Gain on sale after income tax	260,137

The carrying amounts of assets and liabilities as at the date of disposal were:

2024
RMB’000

Property and equipment	7,400
Intangible assets	109,064
Financial assets measured at fair value through other comprehensive income	2,544,423
Prepayments and other receivables	11,157
Financial assets measured at amortized cost from virtual bank	3,819
Restricted cash and time deposits over three months	250,550
Cash and cash equivalents	115,916
Total assets	3,042,329

Trade and other payables	57,239
Payroll and welfare payables	13,824
Customer deposits	2,410,553
Total liabilities	2,481,616

Net assets	560,713